Equity	12 Months Ended
Dec. 31, 2022
Equity
Equity

8.Equity

a.	Authorized
●	Unlimited number of common shares without par value.
●	Unlimited number of first preferred shares without par value.
●	Unlimited number of second preferred shares without par value.

On January 27, 2021, the Company completed a one-for-ten (1:10) reverse share split of all of its issued and outstanding common shares (“Share Consolidation”), resulting in a reduction of the issued and outstanding common shares from 475,227,060 to 47,522,706. The number of shares reserved under the Company’s equity and incentive plans were adjusted to reflect the Share Consolidation. All share, per share data, and warrant and option exercise prices presented in the Company’s consolidated financial statements have been retroactively adjusted to reflect the Share Consolidation unless otherwise noted.

In August 2021, the Company issued 10,952,382 common shares at a price of $5.25 per common share for gross proceeds of approximately $57.5 million with transaction costs of $3.2 million. The net proceeds of the issuance were $54.3 million. The Company sold no shares of its common stock during the year ended December 31, 2022.

b.	Share based compensation

On March 8, 2021, the Company adopted the Omnibus Equity Incentive Plan (the “Plan”) to provide the Corporation with share-related mechanisms to attract, retain and motivate qualified directors, employees and consultants of the Company and its subsidiaries, to reward such of those directors, employees and consultants as may be granted awards under this Plan by the Board from time to time for their contributions toward the long-term goals and success of the Corporation and to enable and encourage such directors, employees and consultants to acquire shares as long-term investments and proprietary interests in the Corporation. The Plan was approved by the Corporation’s shareholders on April 16, 2021.

The Plan allows for awards in the following forms:  stock purchase option, restricted share unit, performance share unit or deferred share unit. Under the terms of the Plan, the aggregate maximum number of shares that may be issued pursuant to awards granted under the Plan cannot exceed 4,280,530 shares. Shares delivered under the Plan can be: 1) authorized but unissued shares, 2) treasury shares, or 3) shares purchased on the open market or by private purchase.

Prior to adoption of the Plan, the Company had the Evergreen Incentive Stock Option Plan (the “Former Plan”) in place. Under the terms of the Former Plan, options may be exercisable over periods not to exceed ten years as determined by the Board of Directors of the Corporation and the exercise price could not be less than the five-day weighted-average share price on the day preceding the award date, subject to regulatory approval. The Former Plan included a Stock Appreciation Rights (“SAR”) clause which allows individuals the option to terminate vested options and receive shares in lieu of the benefits which would have been received had the options been exercised. Stock options granted were subject to vesting, typically with one quarter vesting upon issuance and one quarter vesting on each anniversary from the date of grant.

Share based compensation for the years ended December 31, 2022 and 2021 was recognized in the Consolidated Statements of Operations as follows:

	December 31,
	2022	2021
Exploration	$1,346,515	$2,167,722
Professional Fees	—	8,080
Corporate salaries and benefits	1,066,398	1,006,389
Directors’ fees	530,545	767,013
Total	$2,943,458	$3,949,204

Share Purchase Options

A summary of share purchase option activity within the Company’s share-based compensation plan for the years ended December 31, 2022 and December 31, 2021 is as follows:

		Weighted Average
	Number of Options	Exercise Price (C$)
Balance December 31, 2020	1,959,588	$7.40
Options granted	1,013,500	11.40
Options expired	(240,550)	9.17
Options cancelled or forfeited	(109,850)	6.00
Options exercised	(125,538)	4.99
Balance, December 31, 2021	2,497,150	$9.15
Options granted	—	—
Options expired	(305,000)	8.71
Options cancelled or forfeited	(246,500)	9.11
Options exercised	—	—
Balance, December 31, 2022	1,945,650	$9.23

During the years ended December 31, 2022 and 2021, the Company’s total share based compensation from options was $1,084,969 and $3,636,761, respectively.

The fair value of options granted is estimated at the time of the grant using the Black-Scholes option pricing model. The grant date fair value of options granted during the year ended December 31, 2021 was approximately $5.2 million. No options were granted during the year ended December 31, 2022. The risk-free interest rate is based on the government security rate with an equivalent term in effect as of the date of grant. The expected option lives and volatility assumptions are based on historical data of the Company.

The weighted average inputs used in the Black-Scholes option pricing model for options granted during the year ended December 31, 2021 are:

December 31, 2021
Fair value options granted	$5.14
Risk-free interest rate	0.5%
Expected term (in years)	5.0
Expected share price volatility	72%
Expected dividend yield	—

An analysis of outstanding share purchase options as of December 31, 2022 is as follows:

	Options Outstanding			Options Exercisable
Range of Exercise			Remaining			Remaining
Prices (C$)	Number	Price (C$) [1]	Life[2]	Number	Price (C$) [1]	Life[2]
$3.50 - $5.90	207,650	5.20	0.76	183,900	5.36	0.57
$5.91 - $7.20	430,875	6.26	1.96	356,250	6.27	1.95
$7.21 - $9.70	531,625	9.46	1.48	421,625	9.54	1.03
$9.71 - $11.80	775,500	11.80	3.06	387,750	11.80	3.06
$3.50 - $11.80	1,945,650	9.23	2.14	1,349,525	8.76	1.79

[1] Weighted Average Exercise Price (C$)

[2] Weighted Average Remaining Contractual Life (Years)

As of December 31, 2022, all unvested options are expected to vest and unvested compensation of approximately $331,475 will be recognized over the next year. As of December 31, 2022, the intrinsic value of outstanding and exercisable share purchase options is $14,947 and $11,211, respectively. During the year ended December 31, 2021, the intrinsic value of share purchase options exercised was approximately $0.5 million. No share purchase options were exercised during the year ended December 31, 2022.

Restricted Share Units

The following table summarizes activity for restricted share units awarded under the Plan that vest over the required service period of the participant.

		Weighted Average
		Grant Date
	Share Units	Fair Value
Unvested, December 31, 2020	—	$—
Granted	63,500	5.66
Distributed (vested)	(21,166)	5.66
Cancelled	—	—
Unvested, December 31, 2021	42,334	5.66
Granted	370,098	4.04
Distributed (vested)	(36,168)	5.00
Cancelled	(4,308)	4.03
Unvested, December 31, 2022	371,956	$4.13

During the years ended December 31, 2022 and 2021, the Company has recognized $949,619 and $142,940, respectively in compensation expense for Restricted Share Units. The Company expects to record an additional $744,231 in compensation expense over the remaining vesting period related to these awards. Unvested units at December 31, 2022 are scheduled to vest as follows:

2023	143,207
2024	121,876
2025	106,873
Total	371,956

Unvested units will be forfeited by participants upon termination of employment in advance of vesting, with the exception of termination by the company not for cause or due to the employee’s death, disability, or retirement if certain criteria are met.

Performance Share Units

The following table summarizes activity for PSUs and market-based performance share units (“MPSUs”) awarded under the Plan:

		Weighted Average
	Share	Grant Date
	Units	Fair Value
Unvested, December 31, 2020	—	$—
Granted	10,750	5.66
Unvested, December 31, 2021	10,750	5.66
Granted	267,451	6.73
Distributed	(3,750)	3.42
Cancelled	(11,185)	5.83
Unvested, December 31, 2022	263,266	$6.77

During the year ended December 31, 2022 and 2021, the Company recognized $510,321 and $12,008 respectively, in compensation expense related to PSUs and MPSUs.

The Company expects to record an additional $1.3 million in compensation expense over the next 2.16 years. The PSUs and MPSUs are scheduled to vest as follows: 14,806 awards in 2023 and 248,460 in 2025.

PSUs: These PSUs vest upon completion of the performance period (through September 2023) and specific performance conditions set forth for each individual grant for individually defined reporting and operating measurement objectives. The Company determines the factor to be applied to that target number of PSUs, with such percentage based on level of achievement of the performance conditions. Upon the achievement of the conditions, any unvested PSUs become fully vested. Certain vesting provisions also apply in the event of the employee’s termination of employment by the company without cause or a termination of employment due to the employee’s death, disability, or retirement if certain criteria are met. During the year ended December 31, 2022, PSUs awarded had a weighted average grant date fair value of $2.97 per PSU, or $52,048 in total. During the year ended December 31, 2021, PSUs awarded had a weighted average grant date fair value of $5.66 per PSU, or $60,845 in total.

MPSUs: On March 5, 2022, the Company granted MPSUs where vesting is based on the Company’s cumulative total shareholder return (“TSR”) as compared to the constituents that comprise the VanEck Junior Gold Miners ETF (“GDXJ Index”) a group of similar junior gold mining companies, over the period from March 5, 2022 to March 5, 2025 (the “Performance Period”). The ultimate number of MPSUs that vest may range from 0% to 200% of the original target number of shares depending on the relative achievement of the TSR performance measure at the end of the Performance Period. Because the number of MPSUs that are earned will be based on the Company’s TSR over the Performance Period, the MPSUs are considered subject to a market condition. Compensation cost is recognized ratably over the Performance Period regardless as to whether the market condition is actually satisfied; however, the compensation cost will reverse if an employee terminates employment prior to satisfying the requisite service period and the award is forfeited. Awards are forfeited upon a termination of employment, with some exceptions in the case of an involuntary termination by the company without cause or a termination of employment due to the employee’s death, disability, or retirement if certain criteria are met.

During the year ended December 31, 2022, the Company awarded 249,951 MPSUs that had a weighted grant date fair value of $6.99 per MPSU or approximately $1.75 million in total. The grant date fair value of MPSUs was estimated using a Monte Carlo simulation model. Assumptions and estimates utilized in the model include expected volatilities of the Corporation’s share price and the GDXJ Index, the Company’s risk-free interest rate and expected dividends. The probabilities of the actual number of MPSUs expected to vest and resultant actual number of shares of common stock expected to be awarded are reflected in the grant date fair values of the various MPSU awards. The per MPSU grant date fair value of $6.99 for the market condition was based on the following variables:

Risk-free interest rate	1.61%
Expected term (in years)	3.0
Expected share price volatility	63.35%
Expected dividend yield	—

The expected volatility utilized is based on the historical volatilities of the Corporation’s common stock and the GDXJ Index in order to model the stock price movements. The volatility used was calculated over the most recent three year period. The risk-free interest rates used are based on the implied yield available on a U.S. Treasury zero-coupon bill with a term equivalent to the Performance Period. The expected dividend yield of zero was used since it is the mathematical equivalent to reinvesting dividends in each issuing entity over the Performance Period.

Deferred Share Units

The following table summarizes activity for deferred share units (“DSUs”) awarded under the Plan:

		Weighted
		Average
	Share	Grant Date
	Units	Fair Value
Outstanding, December 31, 2020	—	$—
Granted	29,213	5.39
Outstanding, December 31, 2021	29,213	5.39
Granted	116,462	3.42
Outstanding, December 31, 2022	145,675	$3.82

Under the Plan, the Company may issue DSUs to non-employee directors. During the years ended December 31, 2022 and 2021, 116,462 and 29,213 shares, respectively, with a grant date fair value of $398,549 and $157,495, respectively, were granted to the non-employee directors and the related compensation expense was charged to directors’ fees in the Consolidated Statements of Operations. The DSUs are fully vested as of the date of grant.

c.	Warrants

There was a total of 200,000 warrants outstanding as of December 31, 2022. These warrants expire in May 2023. See Note 6.